General (Details) - USD ($) $ / shares in Units, $ in Thousands					7 Months Ended	12 Months Ended
	Apr. 30, 2026	Nov. 30, 2024	Nov. 30, 2023	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jan. 16, 2025	Jun. 30, 2024	Apr. 23, 2024	Apr. 22, 2024	Oct. 24, 2023
General [Line Items]
Consecutive business days													30 days
Stockholders equity requirement									$ 2,500
Total stockholders equity					$ 3,860	$ 18,553	$ 18,550	$ 3,813		$ 1,700
Net proceeds	$ 4,560		$ 1,700			1,200
Net proceeds from IPO				$ 13,300
Direct offering and raised net proceeds		$ 1,580
Aggregate net proceeds						20,500
Accumulated losses						37,209	42,729
Compliance period												180 days
Additional compliance period											180 days	180 days
Gross proceed from exercise of warrants	$ 5,020
Standby Equity Purchase Agreement [Member]
General [Line Items]
Ordinary shares issued (in Shares)					34,131
Net proceeds from IPO					$ 4,400
Initial pre-paid advance										$ 2,000
Common Stock [Member]
General [Line Items]
Total stockholders equity					$ 67	$ 67	$ 67	$ 67
Represent the minimum bid price requirement of the NASDAQ													$ 1